Pension Plans and Other Benefits - Patient Protection Act (Details) (USD $) In Millions	12 Months Ended		12 Months Ended		12 Months Ended
	May 31, 2011 Accumulated Postretirement Benefit Oligation [Member]	May 31, 2010 Accumulated Postretirement Benefit Oligation [Member]	May 31, 2011 Accumulated Other Comprehensive Income (Loss) [Member]	May 31, 2010 Accumulated Other Comprehensive Income (Loss) [Member]	May 31, 2010 Other Postretirement Benefit Expense [Member]
Incremental Effects On Balance Sheet Of March 2010 Patient Protection And Affordable Care Act [Line Items]
Increase Of Balance Sheet Liability Due To Application Of March 2010 Patient Protection And Affordable Care Act Period Increase Decrease		$ 40.0
Decrease To Equity Account Due To Application Of March 2010 Patient Protection And Affordable Care Act Period Increase Decrease				40.0
Increase In Period Expense From Patient Protection And Affordable Care Act					1.2
Estimated Decrease To APBO Due To Effect Of Plan Amendment Separating Active And Retired Employees In Accordance With March 2010 Patient Protection And Affordable Care Act	42.0
Estimated Decrease To Equity Account Due To Effect Of Plan Amendment Separating Active And Retired Employees In Accordance With March 2010 Patient Protection And Affordable Care Act			$ 42.0